Annual Total Returns [BarChart] - Harbor Target Retirement 2030 Fund - Institutional Class	Mar. 01, 2021
Bar Chart Table:
2011	(2.32%)
2012	14.78%
2013	13.29%
2014	2.40%
2015	(1.48%)
2016	6.81%
2017	14.69%
2018	(6.12%)
2019	20.08%
2020	14.98%